UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04809

LIBERTY ALL-STAR EQUITY FUND
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Sareena Khwaja-Dixon
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1 – Schedule of Investments.

Liberty All-Star® Equity Fund	Schedule of Investments

As of September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (97.77%)
CONSUMER DISCRETIONARY (11.83%)
Automobiles (0.59%)
Ford Motor Co.	631,580	$7,560,012

Hotels, Restaurants & Leisure (2.20%)
Chipotle Mexican Grill, Inc.(a)	24,602	7,573,234
Hilton Worldwide Holdings, Inc.	74,166	5,150,829
Starbucks Corp.	285,340	15,325,611
		28,049,674
Household Durables (0.52%)
Lennar Corp., Class A	125,000	6,600,000

Internet & Direct Marketing Retail (2.98%)
Amazon.com, Inc.(a)	20,022	19,248,150
The Priceline Group, Inc.(a)	10,253	18,771,397
		38,019,547
Media (1.09%)
The Interpublic Group of Cos., Inc.	128,075	2,662,679
News Corp., Class A	305,600	4,052,256
Omnicom Group, Inc.	97,893	7,250,935
		13,965,870
Multiline Retail (0.59%)
Dollar Tree, Inc.(a)	87,200	7,570,704

Specialty Retail (3.12%)
The Home Depot, Inc.	54,000	8,832,240
Lowe's Companies, Inc.	203,748	16,287,615
The TJX Companies, Inc.	106,470	7,850,033
Ulta Beauty, Inc.(a)	30,254	6,839,219
		39,809,107
Textiles, Apparel & Luxury Goods (0.74%)
NIKE, Inc., Class B	183,095	9,493,476

CONSUMER STAPLES (6.70%)
Beverages (0.90%)
The Coca-Cola Co.	113,700	5,117,637
Monster Beverage Corp.(a)	115,700	6,392,425
		11,510,062
Food & Staples Retailing (2.72%)
Costco Wholesale Corp.	40,075	6,583,922
CVS Health Corp.	136,345	11,087,575
The Kroger Co.	200,600	4,024,036
Walgreens Boots Alliance, Inc.	83,100	6,416,982

Liberty All-Star® Equity Fund	Schedule of Investments

As of September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Wal-Mart Stores, Inc.	84,200	$6,579,388
		34,691,903
Food Products (2.55%)
Archer-Daniels-Midland Co.	266,300	11,320,413
Mondelez International, Inc., Class A	523,678	21,292,748
		32,613,161
Personal Products (0.53%)
Unilever NV	114,000	6,730,560

ENERGY (8.77%)
Energy Equipment & Services (2.51%)
Core Laboratories NV(b)	68,945	6,804,872
Halliburton Co.	384,770	17,710,963
Schlumberger Ltd.	107,592	7,505,618
		32,021,453
Oil, Gas & Consumable Fuels (6.26%)
BP PLC(c)	126,501	4,861,433
Cenovus Energy, Inc.	580,200	5,813,604
Chevron Corp.	64,200	7,543,500
Concho Resources, Inc.(a)	27,204	3,583,311
ConocoPhillips	159,300	7,972,965
EQT Corp.	74,800	4,879,952
Exxon Mobil Corp.	61,486	5,040,622
Marathon Oil Corp.	612,010	8,298,856
Murphy Oil Corp.	143,075	3,800,072
Occidental Petroleum Corp.	116,500	7,480,465
Phillips 66	74,500	6,824,945
Pioneer Natural Resources Co.	28,600	4,219,644
Royal Dutch Shell PLC, Class A(c)	159,229	9,646,093
		79,965,462
FINANCIALS (17.23%)
Banks (6.16%)
Banco Bilbao Vizcaya Argentaria SA(b)(c)	810,000	7,225,200
Bank of America Corp.	672,041	17,029,519
BB&T Corp.	159,300	7,477,542
BOK Financial Corp.	44,400	3,955,152
Citigroup, Inc.	146,006	10,620,476
Cullen/Frost Bankers, Inc.	38,000	3,606,960
East West Bancorp, Inc.	20,225	1,209,051
First Republic Bank	31,302	3,269,807
JPMorgan Chase & Co.	130,783	12,491,084
Mitsubishi UFJ Financial Group, Inc.(b)(c)	650,000	4,186,000

Liberty All-Star® Equity Fund	Schedule of Investments

As of September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Banks (continued)
Wells Fargo & Co.	137,987	$7,609,983
		78,680,774
Capital Markets (5.58%)
Ameriprise Financial, Inc.	52,000	7,722,520
Bank of New York Mellon Corp.	140,000	7,422,800
The Charles Schwab Corp.	149,300	6,530,382
Franklin Resources, Inc.	168,889	7,517,249
The Goldman Sachs Group, Inc.	35,709	8,469,818
Morgan Stanley	174,645	8,412,650
S&P Global, Inc.	20,900	3,266,879
State Street Corp.	170,485	16,288,137
UBS Group AG	325,600	5,584,040
		71,214,475
Consumer Finance (0.98%)
Capital One Financial Corp.	147,440	12,482,270

Diversified Financial Services (0.64%)
Voya Financial, Inc.	205,650	8,203,379

Insurance (3.87%)
The Allstate Corp.	82,200	7,555,002
American International Group, Inc.	112,956	6,934,369
Axis Capital Holdings Ltd.	89,225	5,113,485
Brighthouse Financial, Inc.(a)	10,531	640,285
Chubb Ltd.	108,859	15,517,850
Marsh & Mclennan Cos., Inc.	90,900	7,618,329
MetLife, Inc.	115,850	6,018,407
		49,397,727
HEALTH CARE (15.97%)
Biotechnology (3.67%)
AbbVie, Inc.	92,000	8,175,120
Alexion Pharmaceuticals, Inc.(a)	39,600	5,555,484
Amgen, Inc.	31,500	5,873,175
BioMarin Pharmaceutical, Inc.(a)	62,873	5,851,590
Celgene Corp.(a)	89,821	13,097,698
Regeneron Pharmaceuticals, Inc.(a)	18,636	8,332,529
		46,885,596
Health Care Equipment & Supplies (2.50%)
Abbott Laboratories	140,200	7,481,072
Baxter International, Inc.	141,700	8,891,675
Danaher Corp.	82,000	7,033,960
Medtronic PLC	86,200	6,703,774

Liberty All-Star® Equity Fund	Schedule of Investments

As of September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
West Pharmaceutical Services, Inc.	18,400	$1,771,184
		31,881,665
Health Care Providers & Services (4.62%)
Acadia Healthcare Co., Inc.(a)(b)	226,293	10,807,754
Cardinal Health, Inc.	104,600	6,999,832
Cigna Corp.	29,625	5,538,097
Express Scripts Holding Co.(a)	190,404	12,056,381
McKesson Corp.	48,431	7,439,486
Quest Diagnostics, Inc.	71,900	6,732,716
UnitedHealth Group, Inc.	48,410	9,481,099
		59,055,365
Health Care Technology (0.75%)
Cerner Corp.(a)	133,617	9,529,564

Life Sciences Tools & Services (0.25%)
Illumina, Inc.(a)	16,395	3,265,884

Pharmaceuticals (4.18%)
Allergan PLC	22,334	4,577,353
Johnson & Johnson	54,900	7,137,549
Merck & Co., Inc.	113,300	7,254,599
Mylan NV(a)	271,736	8,524,359
Novartis AG(c)	68,000	5,837,800
Novo Nordisk AS(c)	185,081	8,911,650
Pfizer, Inc.	207,400	7,404,180
Zoetis, Inc.	58,100	3,704,456
		53,351,946
INDUSTRIALS (5.73%)
Aerospace & Defense (1.80%)
General Dynamics Corp.	38,000	7,812,040
Northrop Grumman Corp.	27,100	7,797,212
Raytheon Co.	39,800	7,425,884
		23,035,136
Commercial Services & Supplies (0.91%)
Waste Connections, Inc.	56,750	3,970,230
Waste Management, Inc.	97,200	7,607,844
		11,578,074
Machinery (1.70%)
Dover Corp.	92,275	8,433,012
Oshkosh Corp.	97,000	8,006,380
Parker-Hannifin Corp.	15,070	2,637,552
Stanley Black & Decker, Inc.	17,198	2,596,382
		21,673,326

Liberty All-Star® Equity Fund	Schedule of Investments

As of September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Professional Services (0.29%)
TransUnion(a)	78,500	$3,709,910

Road & Rail (0.67%)
J.B. Hunt Transport Services, Inc.	77,118	8,566,267

Trading Companies & Distributors (0.36%)
Fastenal Co.	101,600	4,630,928

INFORMATION TECHNOLOGY (22.98%)
Communications Equipment (0.59%)
Cisco Systems, Inc.	225,300	7,576,839

Internet Software & Services (4.18%)
Alphabet, Inc., Class C(a)	28,284	27,127,467
Facebook, Inc., Class A(a)	153,916	26,299,627
		53,427,094
IT Services (6.19%)
Alliance Data Systems Corp.	32,507	7,201,926
Automatic Data Processing, Inc.	53,161	5,811,560
Cognizant Technology Solutions Corp., Class A	123,305	8,944,545
FleetCor Technologies, Inc.(a)	67,119	10,388,008
Mastercard, Inc., Class A	42,100	5,944,520
PayPal Holdings, Inc.(a)	231,190	14,803,096
Visa, Inc., Class A	246,364	25,927,347
		79,021,002
Semiconductors & Semiconductor Equipment (1.26%)
Intel Corp.	197,200	7,509,376
Microchip Technology, Inc.	95,000	8,529,100
		16,038,476
Software (9.64%)
Adobe Systems, Inc.(a)	135,706	20,244,621
ANSYS, Inc.(a)	47,000	5,768,310
Autodesk, Inc.(a)	72,713	8,162,761
CA, Inc.	211,600	7,063,208
Micro Focus International PLC(a)(b)(c)	73,220	2,335,718
Microsoft Corp.	112,000	8,342,880
Oracle Corp.	322,100	15,573,535
Red Hat, Inc.(a)	77,181	8,556,286
Salesforce.com, Inc.(a)	246,217	23,001,592
SAP SE(b)(c)	71,204	7,807,519
ServiceNow, Inc.(a)	75,581	8,883,035
Splunk, Inc.(a)	111,629	7,415,514
		123,154,979

Liberty All-Star® Equity Fund	Schedule of Investments

As of September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (1.12%)
Hewlett Packard Enterprise Co.	533,187	$7,843,181
HP, Inc.	234,400	4,678,624
Seagate Technology PLC	53,050	1,759,668
		14,281,473
MATERIALS (3.29%)
Chemicals (2.74%)
Air Products & Chemicals, Inc.	23,800	3,599,036
DowDuPont, Inc.	205,631	14,235,834
Ecolab, Inc.	78,105	10,045,084
PPG Industries, Inc.	66,000	7,171,560
		35,051,514
Construction Materials (0.55%)
Martin Marietta Materials, Inc.	34,100	7,032,443

REAL ESTATE (2.83%)
Equity Real Estate Investment Trusts (2.83%)
American Tower Corp.	92,850	12,690,738
Equinix, Inc.	36,766	16,408,666
Equity Residential	106,800	7,041,324
		36,140,728
TELECOMMUNICATION SERVICES (1.19%)
Diversified Telecommunication Services (1.19%)
AT&T, Inc.	196,300	7,689,071
Verizon Communications, Inc.	153,000	7,571,970
		15,261,041
UTILITIES (1.25%)
Electric Utilities (0.55%)
Edison International	91,200	7,037,904

Gas Utilities (0.43%)
National Fuel Gas Co.	97,000	5,491,170

Independent Power and Renewable Electricity Producers (0.27%)
AES Corp.	307,000	3,383,140

TOTAL COMMON STOCKS
(COST OF $1,008,821,432)		1,248,641,080

Liberty All-Star® Equity Fund	Schedule of Investments

As of September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE
SHORT TERM INVESTMENTS (2.97%)
MONEY MARKET FUND (2.21%)
State Street Institutional U.S. Government Money Market Fund, 0.93%(d)
(COST OF $28,200,491)	28,200,491	$28,200,491

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED (0.76%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%
(COST OF $9,681,113)	9,681,113	9,681,113

TOTAL SHORT TERM INVESTMENTS
(COST OF $37,881,604)		37,881,604

TOTAL INVESTMENTS (100.74%)
(COST OF $1,046,703,036)		1,286,522,684

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.74%)		(9,463,792)

NET ASSETS (100.00%)		$1,277,058,892

NET ASSET VALUE PER SHARE
(192,004,410 SHARES OUTSTANDING)		$6.65

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $16,155,315.
(c)	American Depositary Receipt.
(d)	Rate reflects seven-day effective yield on September 30, 2017.

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Notes to Schedule of Investments

September 30, 2017 (Unaudited)

Security Valuation
Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market LLC ("NASDAQ"), which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Cash collateral from securities lending activity is reinvested in the State Street Navigator Securities Lending Government Money Market Portfolio, a registered investment company under the Investment Company Act of 1940 (the "1940 Act"), which operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. Shares of registered investment companies are valued daily at that investment company's net asset value per share.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees (the "Board"). When market quotations are not readily available, or in management's judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the security will be valued by the Fund's Valuation Committee using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact a Fund's net asset value include, but are not limited to: single issuer events such as corporate actions, reorganizations, mergers, spin-offs, liquidations, acquisitions and buyouts; corporate announcements on earnings or product offerings; regulatory news; and litigation and multiple issuer events such as governmental actions; natural disasters or armed conflicts that affect a country or a region; or significant market fluctuations. Potential significant events are monitored by the Advisor, ALPS Advisors, Inc. (the "Advisor"), Sub-Advisers and/or the Valuation Committee through independent reviews of market indicators, general news sources and communications from the Fund's custodian. As of September 30, 2017, the Fund held no securities that were fair valued.

Security Transactions
Security transactions are recorded on trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts ("REITs"). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Lending of Portfolio Securities
The Fund may lend its portfolio securities only to borrowers that are approved by the Fund's securities lending agent, State Street Bank & Trust Co. ("SSB"). The Fund will limit such lending to not more than 30% of the value of its total assets. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollar only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, or by irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of no less than 105% of the market value for all other securities. The collateral is maintained thereafter, at a market value equal to no less than 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Liberty All-Star® Equity Fund	Notes to Schedule of Investments

September 30, 2017 (Unaudited)

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund's Schedule of Investments. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund's Schedule of Investments as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities.

The following is a summary of the Fund's securities lending positions and related cash and non-cash collateral received as of September 30, 2017:

Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
$16,155,315	$9,681,113	$6,726,675	$16,407,788

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB's indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB's expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Fair Value Measurements
The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities that are valued based on unadjusted quoted prices in active markets are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in shares of registered investment companies are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Liberty All-Star® Equity Fund	Notes to Schedule of Investments

September 30, 2017 (Unaudited)

Various inputs are used in determining the value of the Fund's investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–
Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,248,641,080	$–	$–	$1,248,641,080
Short Term Investment	28,200,491	–	–	28,200,491
Investments Purchased with Collateral from Securities Loaned	9,681,113	–	–	9,681,113
Total	$1,286,522,684	$–	$–	$1,286,522,684

*	See Schedule of Investments for industry classifications.

The Fund recognizes transfers between levels as of the end of the period. For the nine months ended September 30, 2017, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

Indemnification
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund's organizational documents and by contract, the Trustees and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Item 2 - Controls and Procedures.

(a)
The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR EQUITY FUND

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 17, 2017

By:	/s/ Kimberly Storms
Kimberly Storms
Treasurer (principal financial officer)

Date:	November 17, 2017